Long-term investments	6 Months Ended
Jun. 30, 2021
Disclosure Long Term Investments And Notes Receivable [Abstract]
Long-term investments	Long-term investments
Long-term investments consist of the following:

	June 30, 2021	December 31, 2020
Long-term investments carried at fair value
Atlantica (a)	$1,822,400	$1,706,900
Atlantica share subscription agreement (a)	—	20,015
Atlantica Yield Energy Solutions Canada Inc.	104,229	110,514
Other	2,499	1,783
	$1,929,128	$1,839,212

Other long-term investments
Equity-method investees (b)	$264,251	$186,452
Development loans receivable from equity-method investees (b)	7,962	22,912
Other (c)	30,807	5,219
	$303,020	$214,583

Income (loss) from long-term investments from the three and six months ended June 30 is as follows:

	Three months ended June 30		Six months ended June 30
	2021	2020	2021	2020
Fair value gain (loss) on investments carried at fair value
Atlantica	$28,888	$305,606	$(35,545)	$120,212
Atlantica Yield Energy Solutions Canada Inc.	(1,948)	2,897	(9,259)	(1,245)
Other	402	1,339	402	117
	$27,342	$309,842	$(44,402)	$119,084
Dividend and interest income from investments carried at fair value
Atlantica	$21,054	$18,426	$41,618	$36,852
Atlantica Yield Energy Solutions Canada Inc.	4,376	4,813	8,721	8,717
Other	315	1,065	315	2,113
	$25,745	$24,304	$50,654	$47,682
Other long-term investments
Equity method loss	(2,816)	(1,326)	(8,370)	(2,124)
Interest and other income	10,235	1,989	12,117	7,506
	$60,506	$334,809	$9,999	$172,148
(a)Investment in Atlantica
AAGES (AY Holdings) B.V. (“AY Holdings”), an entity controlled and consolidated by AQN, has a share ownership in Atlantica Sustainable Infrastructure PLC (“Atlantica”) of approximately 44.2% (December 31, 2020 - 44.2%). AQN has the flexibility, subject to certain conditions, to increase its ownership of Atlantica up to 48.5%. On December 9, 2020, the Company entered into a subscription agreement to purchase additional ordinary shares of Atlantica at $33.00 per share. The contract was accounted for as a derivative under ASC 815, Derivatives and Hedging. On January 7, 2021, the subscription closed and the Company paid $132,688 for the additional 4,020,860 shares of Atlantica. The shares were purchased at a total cost of $1,167,444. The Company accounts for its investment in Atlantica at fair value, with changes in fair value reflected in the unaudited interim consolidated statements of operations.
6.Long-term investments (continued)
(b)Equity-method investees and development loans receivable from equity investees
The Company has non-controlling interests in various corporations, partnerships and joint ventures with a total carrying value of $264,251 (December 31, 2020 - $186,452) including investments in variable interest entities ("VIEs") of $18,623 (December 31, 2020 - $174,685).
During the first quarter of 2021, the Company acquired a 51% interest in three wind facilities from a portfolio of four wind facilities located in Texas for $234,274. Subsequent to quarter-end on August 12, 2021, the Company acquired a 51% interest in the fourth wind facility for $110,609. All facilities have achieved commercial operations. The Company does not control the entities and therefore accounts for its 51% interest using the equity method.
During the first quarter of 2021, the Company acquired the remaining 50% equity interest in the Sugar Creek Wind Facility and Maverick Creek Wind Facility for $43,797 and as a result, obtained control of the facilities (note 3(c)).
During the first half of 2021, the Empire Electric System acquired the North Fork Ridge and Kings Point Facilities for total consideration paid to third parties of $31,297 and as a result, obtained control of the facilities (note 3(a)).
During the second quarter of 2021, the Company acquired the remaining 50% equity interest in Altavista, a 80 MW solar power project located in Campbell County, Virginia, for $6,735 and as a result, obtained control of the facility (note 3(b)).
Summarized combined information for AQN's investments in significant partnerships and joint ventures is as follows:

	June 30, 2021	December 31, 2020
Total assets	$1,450,771	$3,201,967
Total liabilities	651,814	2,913,188
Net assets	$798,957	$288,779
AQN's ownership interest in the entities	214,979	141,666
Difference between investment carrying amount and underlying equity in net assets(a)	49,272	44,786
AQN's investment carrying amount for the entities	$264,251	$186,452
(a) The difference between the investment carrying amount and the underlying equity in net assets relates primarily to development fees, interest capitalized while the projects are under construction, the fair value of guarantees provided by the Company in regards to the investments and transaction costs.

Except for Abengoa-Algonquin Global Energy Solutions (“AAGES B.V."), the development projects are considered VIEs due to the level of equity at risk and the disproportionate voting and economic interests of the shareholders. The Company has committed loan and credit support facilities with some of its equity investees. During construction, the Company has agreed to provide cash advances and credit support for the continued development and construction of the equity investees' projects. As at June 30, 2021, the Company had issued letters of credit and guarantees of performance obligations: under a security of performance for a development opportunity; wind turbine supply agreements; engineering, procurement and construction agreements; energy purchase agreements; and construction loan agreements. The fair value of the support provided recorded as at June 30, 2021 amounts to $821 (December 31, 2020 - $12,273).
6.Long-term investments (continued)
(b)     Equity-method investees and development loans receivable from equity investees (continued)
Summarized combined information for AQN's VIEs is as follows:

	June 30, 2021	December 31, 2020
AQN's maximum exposure in regards to VIEs
Carrying amount	$18,623	$174,685
Development loans receivable	7,818	21,804
Performance guarantees and other commitments on behalf of VIEs	106,194	965,291
	$132,635	$1,161,780
The commitments are presented on a gross basis assuming no recoverable value in the assets of the VIEs.
(c)     Other
The Company no longer has significant influence over its 20% interest in the San Antonio Water System ("SAWS"), and therefore has discontinued the equity method of accounting. The investment is accounted for using the cost method prospectively.